Average Annual Total Returns	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024
Frank Value Fund | INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent	19.22%	14.78%	4.18%	6.40%	12.84%	4.15%	(2.23%)	(2.81%)	3.56%	(6.21%)	11.34%	5.10%
Frank Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.45%										9.66%	3.89%
Frank Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.77%										8.52%	3.64%
Frank Value Fund | INVESTOR CLASS | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	23.81%										13.86%	12.55%
Frank Value Fund | INVESTOR CLASS | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	13.07%										8.59%	8.10%
Frank Value Fund | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	18.30%										10.51%	4.32%
Frank Value Fund | CLASS C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.77%										9.04%	3.21%
Frank Value Fund | CLASS C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.26%										7.98%	3.07%
Frank Value Fund | CLASS C | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	23.81%										13.86%	12.55%
Frank Value Fund | CLASS C | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	13.07%										8.59%	8.10%
Frank Value Fund | INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent	19.45%										11.62%	5.37%
Frank Value Fund | INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.60%										9.95%	4.14%
Frank Value Fund | INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.89%										8.74%	3.84%
Frank Value Fund | INSTITUTIONAL CLASS | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	23.81%										13.86%	12.55%
Frank Value Fund | INSTITUTIONAL CLASS | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	13.07%										8.59%	8.10%
Camelot Event Driven Fund
Prospectus [Line Items]
Average Annual Return, Percent	6.55%
Camelot Event Driven Fund | Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.61%										9.88%	7.73%
Camelot Event Driven Fund | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.59%										8.56%	6.37%
Camelot Event Driven Fund | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.13%										7.40%	5.59%
Camelot Event Driven Fund | Class A Shares | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	23.81%										13.86%	12.55%
Camelot Event Driven Fund | Class A Shares | HFRX Event Driven Index
Prospectus [Line Items]
Average Annual Return, Percent	3.73%										1.12%	1.23%
Camelot Event Driven Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.26%	2.24%	3.51%	22.87%	18.84%	14.90%	1.70%	8.16%	13.80%	(8.57%)	10.74%	8.31%
Camelot Event Driven Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.40%										9.39%	6.90%
Camelot Event Driven Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.88%										8.09%	6.05%
Camelot Event Driven Fund | Institutional Class Shares | Russell 3000 Index
Prospectus [Line Items]
Average Annual Return, Percent	23.81%										13.86%	12.55%
Camelot Event Driven Fund | Institutional Class Shares | HFRX Event Driven Index
Prospectus [Line Items]
Average Annual Return, Percent	3.73%										1.12%	1.23%